Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (60,121)	$ (30,291)	$ (20,263)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	89	67	42
Stock-based compensation	3,394	1,391	389
Purchase of license agreement			181
Gain/loss on disposal of property and equipment	6	18	2
Increase in fair value of warrant activity	41	82	85
Increase in fair value of Series B purchase option liability			4,773
Change in operating assets and liabilities
Prepaid expenses and other assets	(253)	216	(789)
Accounts payable and accrued expenses	6,325	3,376	1,735
Net cash used in operating activities	(50,519)	(25,141)	(13,845)
Cash flows from investing activities
Purchases of property and equipment	(294)	(250)	(87)
Net cash used in investing activities	(294)	(250)	(87)
Cash flows from financing activities
Proceeds from stock options and warrants exercised	215	7	53
Issuance costs for preferred share financings		(249)	(140)
Proceeds from initial public offering, net of underwriting fees and commissions	108,503
Payment of public offering costs	(1,398)
Net cash provided by financing activities	107,320	49,758	33,176
Net change in cash and cash equivalents	56,507	24,367	19,244
Cash and cash equivalents
Beginning of period	47,305	22,938	3,694
End of period	103,812	47,305	22,938
Non-cash investing and financing activities
Accretion of redeemable convertible preferred stock	4,757	4,405	1,427
Exercise of Series B purchase option			6,708
Common stock issued for patent rights			181
Conversion of preferred stock and preferred warrants to common stock and common warrants	$ 112,545
Series C Preferred Stock
Cash flows from financing activities
Proceeds from preferred stock		$ 50,000
Series B Preferred Stock
Cash flows from financing activities
Proceeds from preferred stock			$ 33,263